Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management and Fair Values [Abstract]
Schedule of Capital Requirements

The Company and its subsidiaries are not subject to externally imposed capital requirements.

	December 31, 2025	December 31, 2024
Total borrowing	1,572,979	1,643,993
Less: cash and cash equivalents	(700,727)	(1,184,456)
Net debt	872,252	459,537
Shareholders’ equity	24,433,748	20,902,536
Total capital	25,306,000	21,362,073
Gearing ratio	3.57%	2.20%

Schedule of Liquidity Risk	The tables include both interest and principal cash flows.
	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,572,979	-	1,572,979
Trade and other payables	6,576,217	-	6,576,217
Related parties payables	7,226,210	-	7,226,210
Operating lease liabilities	4,454	-	4,454
Total	15,379,860	-	15,379,860
	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,643,993	-	1,643,993
Trade and other payables	2,612,191	-	2,612,191
Related parties payables	3,783,415	-	3,783,415
Operating lease liabilities	7,477	4,463	11,940
Total	8,047,076	4,463	8,051,539